Annual Fund Operating Expenses - iShares S&P 500 3% Capped ETF	Apr. 02, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2031
iShares S&P 500 3% Capped ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%	[1],[2]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2],[3]
Expenses (as a percentage of Assets)	0.15%	[1],[2]
Fee Waiver or Reimbursement	(0.06%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.09%	[1],[2]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	Based on estimated amounts for the current fiscal year.